Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current Assets
Cash and cash equivalents	$ 334,341	$ 1,150,042
Restricted cash	338,712	338,712
Accounts receivable, net	101,396	85,279
Other receivable	542,554	473,271
Prepaid expenses	554,428	1,305,935
Inventory	44,731	48,470
Income tax receivable	540,165	889,766
Total current assets	2,456,327	4,291,475
Non-current assets
Property and equipment, net	673,701	1,597,823
Long-term prepaids	7,500,023	7,500,023
Intangible assets	4,354,102	4,464,226
Right-of-use assets	2,401,149	2,785,008
Goodwill	2,652,772	2,652,772
Total assets	20,038,074	23,291,327
Current liabilities
Accounts payable and other liabilities	3,271,837	3,233,471
Loan payable	409,956	409,956
Income tax payable	11,555	4,294
Lease liabilities – current	593,150	641,254
Deferred revenue	1,993,629	5,332,194
Total current liabilities	6,420,127	9,761,169
Non-current liabilities
Lease liabilities – non current	1,936,204	2,181,769
Deferred income tax liabilities	548,469	470,468
Total liabilities	8,904,800	12,413,406
Shareholders’ equity
Common shares, US$0.0015873 par value, 31,500,000 shares authorized, 13,608,173 and 13,113,173 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively	21,600	20,814
Additional paid-in capital	20,571,641	20,142,071
Accumulated Deficit	(15,190,620)	(14,958,678)
Accumulated other comprehensive loss	(54,647)	(35,803)
Total shareholders’ equity	5,347,974	5,168,404
Non-controlling interests	5,785,300	5,709,517
Total equity	11,133,274	10,877,921
Total liabilities and equity	20,038,074	23,291,327
Related Party
Current liabilities
Due to related party	$ 140,000	$ 140,000